Note 5 - Goodwill and Intangible Assets (Detail) - Intangible Amortization Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
2012	$ 49,008
2013	42,853
2014	26,943
2015	18,399
2016	6,092
Thereafter	2,873
Total	$ 146,168